Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of share capital

	(Unaudited) June 30, 2026 S$	(Audited) December 31, 2025 S$
Ordinary shares

Authorized:-
100,000,000 (December 31, 2025: 100,000,000) ordinary shares	67,018	67,018

Issued and fully paid:-
10,864,802 (December 31, 2025: 10,864,802) ordinary shares	7,233	7,233